Annual Total Returns - FidelityGovernmentMoneyMarketFund-DailyMoneyPRO - FidelityGovernmentMoneyMarketFund-DailyMoneyPRO - Fidelity Government Money Market Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 06, 2015
Fidelity Government Money Market Fund - Daily Money Class
Bar Chart Table:
Annual Return 2016	0.01%
Annual Return 2017	0.24%
Annual Return 2018	1.19%
Annual Return 2019	1.56%
Annual Return 2020	0.19%
Annual Return 2021	0.01%
Annual Return 2022	1.12%
Annual Return 2023	4.49%